Segmental reporting (Details) - Reportable Segments [Member]	12 Months Ended
Oct. 31, 2019 Segment Subportfolio
Reportable Segment [Abstract]
Number of historical operating segments | Segment	2
Micro Focus Product Portfolio [Member]
Reportable Segment [Abstract]
Number of sub-portfolios | Subportfolio	5